Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Reconciliation of cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the same total reported in the consolidated statements of cash flows (in thousands):

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$4,459	$3,855
Restricted cash	100	100
Total cash, cash equivalents, and restricted cash in the consolidated statement of cash flows	$4,559	$3,955

Schedule of anti-dilutive securities

	December 31,
	2023	2022
Stock options	216	370
Unvested restricted stock units	25	79
Convertible preferred stock	10	10
Warrants	268,937	3,336